Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	81,784,389	81,463,303
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	821,270	1,149,795
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	82,605,659	82,613,098